Share-Based Compensation - Summary of Outstanding and Exercisable Stock Option Awards (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 8.49
Range of Exercise Prices, Maximum	$ 18.70
Options Outstanding, Shares | shares	3,331,418
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	8 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 12.72
Options Exercisable, Shares | shares	25,828
Options Exercisable, Weighted-Average Exercise Price	$ 8.49
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 8.49
Options Outstanding, Shares | shares	25,828
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	3 years
Options Outstanding, Weighted-Average Exercise Price	$ 8.49
Options Exercisable, Shares | shares	25,828
Options Exercisable, Weighted-Average Exercise Price	$ 8.49
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 10.87
Options Outstanding, Shares | shares	2,278,800
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	8 years 4 months 24 days
Options Outstanding, Weighted-Average Exercise Price	$ 10.87
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	11.00
Range of Exercise Prices, Maximum	$ 14.31
Options Outstanding, Shares | shares	79,200
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 12.50
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 16.53
Options Outstanding, Shares | shares	604,800
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years
Options Outstanding, Weighted-Average Exercise Price	$ 16.53
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	17.68
Range of Exercise Prices, Maximum	$ 18.70
Options Outstanding, Shares | shares	342,790
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years 4 months 24 days
Options Outstanding, Weighted-Average Exercise Price	$ 18.68